Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Warrants
Schedule of warrant activity

			Weighted Average
	Number of Warrants		Exercise Price
	Ordinary shares	ADS	Ordinary shares	ADS
Outstanding as of January 1, 2018	22,672,867	1,336,354	£0.272	$8.08
Granted	—	—	—	$—
Exercised	(757,315)	—	£0.246	$—
Outstanding as of December 31, 2018	21,915,552	1,336,354	£0.273	$8.08

Schedule of warrants outstanding and exercisable

Type of Warrant Outstanding	Number Outstanding and Exercisable	Exercise Price		Expiration Date
Ordinary shares (1)	1,367,089	GBP £	0.20	April 2, 2020
Ordinary shares (1)	1,082,384	GBP £	0.50	July 21, 2020
Ordinary shares (2)	10,505,648	GBP £	0.322	November 23, 2021
ADS (2) (3)	1,202,902	US $	8.03	November 23, 2021
Ordinary shares (1)	8,960,431	GBP £	0.20	April 2, 2025
ADS (2) (3) (4)	10,000	US $	7.26	July 31, 2022
ADS (2)	73,452	US $	9.53	November 14, 2022
(1)	Warrants totaling 11,881,506 of ordinary shares are equity classified.
(2)	Warrants totaling 10,505,648 of ordinary shares and 1,336,354 of ADS are liability classified.
(3)	Each ADS represents 20 ordinary shares.
(4)	Warrant provides for purchase up to 60,000 ADSs, of which 10,000 ADSs were vested and exercisable as of December 31, 2018.

Schedule of assumptions used in fair value of derivative liability of warrants over ADS

August 1,
2017

Share price (US $)	7.26
Exercise price (US $)	7.26
Expected volatility	70%
Number of periods to exercise	5.0
Risk-free rate	1.80%
Expected dividends	—

November 14,
2017

Share price (US $)	9.53
Exercise price (US $)	9.53
Expected volatility	72%
Number of periods to exercise	5.0
Risk-free rate	2.06%
Expected dividends	—

	December 31,	December 31,
	2018	2017

Share price (US $)	6.59	10.81
Exercise price (US $)	8.08	8.08
Expected volatility	75%	76%
Number of periods to exercise	2.98	3.97
Risk-free rate	2.46%	2.10%
Expected dividends	—	—

Schedule of assumptions used in fair value of derivative liability of warrants over Ordinary shares

	December 31,	December 31,
	2018	2017

Share price (GBP)	0.31	0.41
Exercise price (GBP)	0.322	0.322
Expected volatility	74%	76%
Number of periods to exercise	2.90	3.90
Risk free rate	2.46%	2.09%
Expected dividends	—	—

Schedule of warrant liability

(in thousands)	Fair value
Liability classified warrants	US$
Balance at January 1, 2017	5,798
Issued during the year	529
Exercised during the year	(285)
Impact of foreign exchange	192
Loss from revaluation of derivative liabilities	6,392
Balance at December 31, 2017	12,626
Issued during the year	—
Exercised during the year	(84)
Impact of foreign exchange	(99)
Gain from revaluation of derivative liabilities	(6,654)
Balance at December 31, 2018	5,789